ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Mar. 31, 2025
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Subsidiaries Information
As of March 31, 2025, the Company’s subsidiaries are as follows:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
Waton Securities International Limited (“WSI”)	April 28, 1989	Hong Kong	100%	Broker services and software licensing (including subscription based) and related support services
Infast Asset Management Limited (“IAM”)*	October 30, 2012	Hong Kong	100%	No substantial business
Waton Investment Global SPC (“WIG SPC”)*	May 12, 2022	Cayman Islands	100%	Investment segregated portfolio holdings
Waton Technology International Limited (“WTI”)	February 24, 2023	Hong Kong	100%	Software licensing (including subscription based) and related support services
Waton Sponsor Limited	September 7, 2023	British Virgin Islands (“BVI”)	100%	Sponsor of a special purpose acquisition company
Love & Health Limited**	October 3, 2023	Cayman Islands	100%	Special Purpose Acquisition Company
Descart Limited	February 23, 2024	United States	100%	General holding

*	A subsidiary of WSI
**	As of March 31, 2025, Love & Health Limited has not completed its initial public offering with Nasdaq.